Shareholder’s Equity (Details Narrative) - Parent Company [Member] - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Capital stock, shares authorized	401,000,000		401,000,000	401,000,000
Common stock, shares authorized	400,000,000		400,000,000	400,000,000	400,000,000
Preferred stock, designated shares	1,000,000		1,000,000	1,000,000
Preferred stock, dividends declared	$ 0	$ 0	$ 0	$ 0	$ 0
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued	0	0	0	0	0
Series B Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, designated shares	100		100	100	100
Preferred stock liquidation value, per share value	$ 100		$ 100	$ 100
Dividends payable amount per share	$ 10		$ 10	$ 10